Average Annual Total Returns ((PIMCO High Yield Spectrum Fund))	0 Months Ended
	Jul. 31, 2012
(Institutional) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date	Sep. 15, 2010
(Institutional) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date	Sep. 15, 2010
(Institutional) | Class D
Average Annual Return:
1 Year	2.35%
Since Inception	5.77%
Inception Date	Sep. 15, 2010
(Institutional) | Institutional Class
Average Annual Return:
1 Year	2.71%
Since Inception	6.15%
Inception Date	Sep. 15, 2010
(Institutional) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.15%	[1]
Since Inception	3.54%	[1]
Inception Date	Sep. 15, 2010
(Institutional) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.76%	[1]
Since Inception	3.76%	[1]
Inception Date	Sep. 15, 2010
(Institutional) | Class P
Average Annual Return:
1 Year	2.60%
Since Inception	6.04%
Inception Date	Sep. 15, 2010
(Retail) | BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.16%
Since Inception	5.19%
Inception Date	Sep. 15, 2010
(Retail) | Lipper High Current Yield Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	2.79%
Since Inception	5.05%
Inception Date	Sep. 15, 2010
(Retail) | Class A
Average Annual Return:
1 Year	(1.47%)
Since Inception	2.69%
Inception Date	Sep. 15, 2010
(Retail) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.81%)	[2]
Since Inception	0.29%	[2]
Inception Date	Sep. 15, 2010
(Retail) | Class A | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(0.95%)	[2]
Since Inception	0.93%	[2]
Inception Date	Sep. 15, 2010
(Retail) | Class C
Average Annual Return:
1 Year	0.64%
Since Inception	4.98%
Inception Date	Sep. 15, 2010

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.